Capital transactions (Details) - USD ($) $ / shares in Units, $ in Thousands				3 Months Ended	12 Months Ended
	Nov. 16, 2015	Mar. 05, 2015	Jan. 21, 2014	Jun. 03, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Preferred stock, shares authorized					1,000,000	1,000,000
Preferred stock, issued					0	0
Preferred stock, outstanding					0	0
Share-based compensation expenses					$ 239	$ 538	$ 225
Shares to be issued on conversion of convertible notes					76
Convertible Notes [Member]
Class of Stock [Line Items]
Total principal amount converted					$ 35
Total shares issued from conversion of debt					51,511
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued to employees, directors and consultants	72,500	45,000	40,000	48,750
Grant date fair value	$ 1.56	$ 2.80	$ 13.44
Ordinary Shares [Member] | Convertible Notes [Member]
Class of Stock [Line Items]
Shares to be issued on conversion of convertible notes					$ 76